Schedule of Finance Lease Maturity (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Leases [Abstract]
Operating Leases 2025	$ 322
Finance Leases 2025	83
Operating Leases 2026	298
Finance Leases 2026	9
Operating Leases 2027	371
Finance Leases 2027	9
Operating Leases 2028	300
Finance Leases 2028	1
Operating Leases 2029	304
Finance Leases 2029
Operating Leases Thereafter	645
Finance Leases Thereafter
Operating Leases Total undiscounted lease payments	2,240
Finance Leases Total undiscounted lease payments	102
Operating Leases Less imputed interest	(793)
Finance Leases Less imputed interest	(6)
Operating Leases Total lease liabilities	1,447
Finance Leases Total lease liabilities	$ 96